Income Taxes (Details) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Line Items]
Valuation allowance		$ 6,200,000	$ 3,500,000
Net operating loss carryforwards		$ 75,200,000	56,600,000
Carryback net operating losses, description		The CARES Act temporarily allows the Company to carryback net operating losses arising in 2018, 2019 and 2020 to the five prior tax years
Offset prior year taxable income	80.00%
Net operating loss carryforwards		$ 28,200,000	26,200,000
Tax credit carryforwards		100,000
Federal tax credit carryforwards			0.1
Research and development tax credit carryforwards		400,000	$ 200,000
Losses Incurred After 2017 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards		$ 75,100,000
Corporation’s taxable income		80.00%
Losses Incurred Prior 2018 [Member]
Income Taxes [Line Items]
Net operating loss carryforwards		$ 100,000
Corporation’s taxable income		100.00%